General and Administrative Expenses	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses.
General and Administrative Expenses

8.General and Administrative Expenses

For the six-months period ended June 30, 2022, general and administrative expenses included €16,895 thousand personnel expenses, including share-based payment expenses; €14,921 thousand contractor and consulting expenses; €7,653 thousand IT costs, including a Cloud Subscription contract to a related party (see note 21); €3,358 thousand in insurance premiums primarily related to Directors and Officers’ Liability insurance; and €4,160 thousand other miscellaneous expenses.